Loss per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss per Share
Net loss attributable to stockholders (in dollars)	$ 14,852,641	$ 844,696	$ 8,507,344
Basic weighted average number of common shares outstanding (in shares)	54,926,440	54,608,919	53,064,968
Diluted weighted average number of common shares outstanding (in shares)	54,926,440	54,608,919	53,064,968
Basic and Diluted loss per share (in dollars per share)	$ (0.27)	$ (0.02)	$ (0.16)